Amendment dated January 29, 2008

Appendix to Prospectus of John Hancock Funds II dated May 1, 2007 Lifestyle Portfolios — Class R, R1, R2, R3, R4 and R5 shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a “Portfolio”) of John Hancock Funds II (“JHF II”) commenced operations in October 2005. Each of the Portfolios is modeled after a portfolio of John Hancock Trust (“JHT”), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Portfolio, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Amendment presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Portfolio’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any Portfolio, and you should not assume that a Portfolio will have the same future performance as the JHT portfolio. The future performance of a Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect these higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive Trust (formerly Lifestyle Aggressive 1000 Trust)

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 ’03, 18.07%
Worst quarter: Q3 ’02, –18.84%
Index (reflects no fees or taxes)
Standard & Poor’s 500 Index — an unmanaged
index comprised of 500 stocks chosen for market
size, liquidity and industry group that is designed to
reflect the risk/return characteristics of the universe
of large cap stocks.

Overall rating for JHT Series I among 1,623
large blend funds as of December 31, 2007.
Morningstar ratings measure risk-adjusted returns.
The Overall Morningstar RatingTM for a fund is
derived from a weighted average of the perfor-
mance figures associated with its 3-, 5- and 10-year
(if applicable) rating metrics. The JHT portfolio
(Series I) was rated 4 stars out of 1,623, 5 stars
out of 1,278 and 2 stars out of 594 large blend
funds for the 3-, 5- and 10-year periods ended
December 31, 2007, respectively, in the U.S. open-
end fund universe.
For each fund with at least a 3-year history,
Morningstar calculates a Morningstar RatingTM
based on a Morningstar Risk-Adjusted Return that
accounts for variation in a fund’s monthly perfor-
mance (including effects of sales charges, loads and
redemption fees), placing more emphasis on down-
ward variations and rewarding consistent perfor-
mance. The top 10% of funds in each category,
the next 22.5%, 35%, 22.5% and the bottom
10% receive 5, 4, 3, 2 or 1 star(s), respectively.
(Each share class is counted as a fraction of 1
fund within this scale and rated separately, which
may cause slight variations in the distribution
percentages.) Past performance is no guarantee
of future results.
The Class R, R1, R2, R3, R4 and R5 shares of the
Lifestyle Portfolios currently do not have Morning-
star ratings. Any future ratings assigned to Class R,
R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio
may be different from the Morningstar RatingTM for
the Series I shares of the corresponding JHT portfo-
lio because such ratings will reflect, among other
things, the different expenses of the Class R, R1,
R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth Trust (formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns: Best quarter: Q2 ’03, 14.90% Worst quarter: Q3 ’02, –14.50%

Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index — an unmanaged
index comprised of 500 stocks chosen for market
size, liquidity and industry group that is designed to
reflect the risk/return characteristics of the universe
of large cap stocks.
Lehman Brothers Aggregate Bond Index —
an unmanaged index comprised of the Lehman
Brothers Government/Corporate Bond Index, the
Lehman Brothers Mortgage-Backed Securities
Index and the Lehman Brothers Asset-Backed
Securities Index that measures the performance of
investment-grade securities having a maturity of at
least one year and which have more than $100
million of securities outstanding.
Combined Index — consists of 80% of the
S&P 500 Index and 20% of the Lehman Brothers
Aggregate Bond Index.

Overall rating for JHT Series I among 1,623
large blend funds as of December 31, 2007.
Morningstar ratings measure risk-adjusted returns.
The Overall Morningstar RatingTM for a fund is
derived from a weighted average of the perfor-
mance figures associated with its 3-, 5- and 10-year
(if applicable) rating metrics. The JHT portfolio
(Series I) was rated 4 stars out of 1,623, 4 stars
out of 1,278 and 4 stars out of 594 large
blend funds for the 3-, 5- and 10-year periods
ended December 31, 2007, respectively, in the U.S.
open-end fund universe.
For each fund with at least a 3-year history,
Morningstar calculates a Morningstar RatingTM
based on a Morningstar Risk-Adjusted Return that
accounts for variation in a fund’s monthly perfor-
mance (including effects of sales charges, loads and
redemption fees), placing more emphasis on down-
ward variations and rewarding consistent perfor-
mance. The top 10% of funds in each category,
the next 22.5%, 35%, 22.5% and the bottom
10% receive 5, 4, 3, 2 or 1 star(s), respectively.
(Each share class is counted as a fraction of 1
fund within this scale and rated separately, which
may cause slight variations in the distribution
percentages.) Past performance is no guarantee
of future results.
The Class R, R1, R2, R3, R4 and R5 shares of the
Lifestyle Portfolios currently do not have Morning-
star ratings. Any future ratings assigned to Class R,
R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio
may be different from the Morningstar RatingTM for
the Series I shares of the corresponding JHT portfo-
lio because such ratings will reflect, among other
things, the different expenses of the Class R, R1,
R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced Trust (formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns: Best quarter: Q2 ’03, 11.64% Worst quarter: Q3 ’98, –10.36%

Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index — an unmanaged
index comprised of 500 stocks chosen for market
size, liquidity and industry group that is designed to
reflect the risk/return characteristics of the universe
of large cap stocks.
Lehman Brothers Aggregate Bond Index —
an unmanaged index comprised of the Lehman
Brothers Government/Corporate Bond Index, the
Lehman Brothers Mortgage-Backed Securities
Index and the Lehman Brothers Asset-Backed
Securities Index that measures the performance
of investment-grade securities having a maturity
of at least one year and which have more than
$100 million of securities outstanding.
Combined Index — consists of 60% of the
S&P 500 Index and 40% of the Lehman Brothers
Aggregate Bond Index.

Overall rating for JHT Series I among 894
moderate allocation funds as of
December 31, 2007.
Morningstar ratings measure risk-adjusted returns.
The Overall Morningstar RatingTM for a fund is
derived from a weighted average of the perfor-
mance figures associated with its 3-, 5- and 10-year
(if applicable) rating metrics. The JHT portfolio
(Series I) was rated 4 stars out of 894, 4 stars out
of 698 and 3 stars out of 396 moderate allocation
funds for the 3-, 5- and 10-year periods ended
December 31, 2007, respectively, in the U.S. open-
end fund universe.
For each fund with at least a 3-year history,
Morningstar calculates a Morningstar RatingTM
based on a Morningstar Risk-Adjusted Return that
accounts for variation in a fund’s monthly perfor-
mance (including effects of sales charges, loads and
redemption fees), placing more emphasis on down-
ward variations and rewarding consistent perfor-
mance. The top 10% of funds in each category,
the next 22.5%, 35%, 22.5% and the bottom
10% receive 5, 4, 3, 2 or 1 star(s), respectively.
(Each share class is counted as a fraction of 1
fund within this scale and rated separately, which
may cause slight variations in the distribution
percentages.) Past performance is no guarantee
of future results.
The Class R, R1, R2, R3, R4 and R5 shares of the
Lifestyle Portfolios currently do not have Morning-
star ratings. Any future ratings assigned to Class R,
R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio
may be different from the Morningstar RatingTM for
the Series I shares of the corresponding JHT portfo-
lio because such ratings will reflect, among other
things, the different expenses of the Class R, R1,
R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate Trust (formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns: Best quarter: Q2 ’03, 8.71% Worst quarter: Q3 ’02, –5.57%

Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index — an unmanaged
index comprised of 500 stocks chosen for market
size, liquidity and industry group that is designed to
reflect the risk/return characteristics of the universe
of large cap stocks.
Lehman Brothers Aggregate Bond Index —
an unmanaged index comprised of the Lehman
Brothers Government/Corporate Bond Index, the
Lehman Brothers Mortgage-Backed Securities
Index and the Lehman Brothers Asset-Backed
Securities Index that measures the performance
of investment-grade securities having a maturity
of at least one year and which have more than
$100 million of securities outstanding.
Combined Index — consists of 40% of the
S&P 500 Index and 60% of the Lehman Brothers
Aggregate Bond Index.

Overall rating for JHT Series I among 894
moderate allocation funds as of
December 31, 2007.
Morningstar ratings measure risk-adjusted returns.
The Overall Morningstar RatingTM for a fund is
derived from a weighted average of the perfor-
mance figures associated with its 3-, 5- and 10-year
(if applicable) rating metrics. The JHT portfolio
(Series I) was rated 3 stars out of 894, 3 stars out
of 698 and 4 stars out of 396 moderate allocation
funds for the 3-, 5- and 10-year periods ended
December 31, 2007, respectively, in the U.S. open-
end fund universe.
For each fund with at least a 3-year history, Morningstar
calculates a Morningstar RatingTM based on a Morning-
star Risk-Adjusted Return that accounts for variation in a
fund’s monthly performance (including effects of sales
charges, loads and redemption fees), placing more
emphasis on downward variations and rewarding con-
sistent performance. The top 10% of funds in each cat-
egory, the next 22.5%, 35%, 22.5% and the bottom
10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each
share class is counted as a fraction of 1 fund within this
scale and rated separately, which may cause slight varia-
tions in the distribution percentages.) Past performance
is no guarantee of future results.
The Class R, R1, R2, R3, R4 and R5 shares of the
Lifestyle Portfolios currently do not have Morning-
star ratings. Any future ratings assigned to Class R,
R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio
may be different from the Morningstar RatingTM for
the Series I shares of the corresponding JHT portfo-
lio because such ratings will reflect, among other
things, the different expenses of the Class R, R1,
R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative Trust (formerly Lifestyle Conservative 280 Trust)

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns: Best quarter: Q4 ’02, 6.12% Worst quarter: Q2 ’04, –2.08%

Indexes (reflect no fees or taxes)
Standard & Poor’s 500 Index — an unmanaged
index comprised of 500 stocks chosen for market
size, liquidity and industry group that is designed to
reflect the risk/return characteristics of the universe
of large cap stocks.
Lehman Brothers Aggregate Bond Index —
an unmanaged index comprised of the Lehman
Brothers Government/Corporate Bond Index, the
Lehman Brothers Mortgage-Backed Securities
Index and the Lehman Brothers Asset-Backed
Securities Index that measures the performance
of investment-grade securities having a maturity
of at least one year and which have more than
$100 million of securities outstanding.
Combined Index — consists of 20% of the
S&P 500 Index and 80% of the Lehman Brothers
Aggregate Bond Index.

Overall rating for JHT Series I among 395
conservative allocation funds as of
December 31, 2007.
Morningstar ratings measure risk-adjusted returns.
The Overall Morningstar RatingTM for a fund is
derived from a weighted average of the perfor-
mance figures associated with its 3-, 5- and 10-year
(if applicable) rating metrics. The JHT portfolio
(Series I) was rated 3 stars out of 395, 3 stars out
of 239 and 4 stars out of 111 conservative alloca-
tion funds for the 3-, 5- and 10-year periods ended
December 31, 2007, respectively, in the U.S. open-
end fund universe.
For each fund with at least a 3-year history, Morningstar
calculates a Morningstar RatingTM based on a Morning-
star Risk-Adjusted Return that accounts for variation in a
fund’s monthly performance (including effects of sales
charges, loads and redemption fees), placing more
emphasis on downward variations and rewarding con-
sistent performance. The top 10% of funds in each cat-
egory, the next 22.5%, 35%, 22.5% and the bottom
10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each
share class is counted as a fraction of 1 fund within this
scale and rated separately, which may cause slight varia-
tions in the distribution percentages.) Past performance
is no guarantee of future results.
The Class R, R1, R2, R3, R4 and R5 shares of the
Lifestyle Portfolios currently do not have Morning-
star ratings. Any future ratings assigned to Class R,
R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio
may be different from the Morningstar RatingTM for
the Series I shares of the corresponding JHT portfo-
lio because such ratings will reflect, among other
things, the different expenses of the Class R, R1,
R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.